6. RELATED PARTY TRANSACTION (Details Narrative) - Quarterly (093014 Quarterly [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
093014 Quarterly [Member]
Due to Related Party		$ 23,541		$ 35,886
Annual Compensation	125,000	102,000	102,000
Periodic Compensation Payments		1,000
Accrued Compensation		152,000		238,416
Hourly Comensation Rate		300
Monthly Retainer Fee		6,250
Accrued Legal Fees		$ 100,036		$ 156,288